Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated April 28, 2017
to the
Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2016
for Geneva Advisors International Growth Fund (the “Fund”),
a series of Trust for Professional Managers

This supplement amends the Prospectus and SAI of the Fund dated December 29, 2016.

Effective April 28, 2017, all references to Mr. Reiner Triltsch as a portfolio manager of the Geneva Advisors International Growth Fund in the Prospectus and SAI are hereby removed.

Please retain this supplement with your Prospectus and SAI.